Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Abstract]
Matching contributions equal to employee's contributions	25.00%	25.00%	12.50%
Maximum contributed compensation	4.00%	4.00%	4.00%
Additional matching contribution	12.50%
Expense related to retirement savings plan	$ 4.8	$ 3.1	$ 2.3